Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 778,093	$ 3,617
Gross unrealized loss	(2,633)	(69)
Market value	775,460	3,548
Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	386,332
Gross unrealized loss	(2,027)
Market value	384,305
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	177,657	3,617
Gross unrealized loss	(555)	(69)
Market value	177,102	$ 3,548
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	51,432
Gross unrealized loss	(1)
Market value	51,431
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	162,672
Gross unrealized loss	(50)
Market value	$ 162,622